Current and long-term debt	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Current and long-term debt	Current and long-term debt
The following is a breakdown of the current and non-current portion of our debt outstanding as of December 31, 2022 and December 31, 2021:

	At December 31,
In thousands of U.S. dollars	2022	2021
Current portion of bank debt and bonds (1)	$31,504	$235,278
Sale and leaseback liabilities (2)	269,145	178,062
Current portion of long-term debt	300,649	413,340

Non-current portion of bank debt and bonds (3)	264,106	666,409
Sale and leaseback liabilities (4)	871,469	1,461,929
	$1,436,224	$2,541,678
(1)The current portion at December 31, 2022 was net of unamortized deferred financing fees of $0.5 million. The current portion at December 31, 2021 was net of unamortized deferred financing fees of $1.1 million.
(2)The current portion at December 31, 2022 was net of unamortized deferred financing fees of $0.8 million and prepaid interest of $2.5 million. The current portion at December 31, 2021 was net of unamortized deferred financing fees of $1.4 million and prepaid interest of $3.1 million.
(3)The non-current portion at December 31, 2022 was net of unamortized deferred financing fees of $4.0 million. The non-current portion at December 31, 2021 was net of unamortized deferred financing fees of $10.6 million.
(4)The non-current portion at December 31, 2022 was net of unamortized deferred financing fees of $7.4 million. The non-current portion at December 31, 2021 was net of unamortized deferred financing fees of $11.8 million.
The following is a rollforward of the activity within debt (current and non-current, and inclusive of IFRS 16 - lease liabilities), by facility, for the year ended December 31, 2022:

		Activity				Balance as of December 31, 2022 consists of:
In thousands of U.S. dollars	Carrying Value as of December 31, 2021	Drawdowns	Repayments	Other Activity(1)	Carrying Value as of December 31, 2022	Current	Non-Current
Credit Agricole Credit Facility	72,838	—	(73,591)	753	—	—	—
Citibank / K-Sure Credit Facility	77,781	—	(78,401)	620	—	—	—
Hamburg Commercial Bank Credit Facility	37,024	—	(3,292)	—	33,732	3,292	30,440
Prudential Credit Facility	44,832	—	(5,546)	—	39,286	5,546	33,740
2019 DNB / GIEK Credit Facility	45,450	—	(7,112)	—	38,338	7,113	31,225
BNPP Sinosure Credit Facility	86,314	5,075	(10,813)	—	80,576	10,909	69,667
2020 $225.0 Million Credit Facility	145,636	—	(107,871)	—	37,765	5,134	32,631
2021 $21.0 Million Credit Facility	19,245	—	(19,245)	—	—	—	—
2021 $43.6 Million Credit Facility	43,550	—	(43,550)	—	—	—	—
Ocean Yield Lease Financing	126,334	—	(11,542)	(519)	114,273	89,030	25,243
BCFL Lease Financing (LR2s)	77,604	—	(11,011)	465	67,058	10,431	56,627
CSSC Lease Financing	132,957	—	(14,565)	773	119,165	14,310	104,855
BCFL Lease Financing (MRs)	68,888	—	(15,686)	—	53,202	16,304	36,898
2018 CMBFL Lease Financing	111,986	—	(111,986)	—	—	—	—
$116.0 Million Lease Financing	95,789	—	(95,789)	—	—	—	—
AVIC Lease Financing	106,405	—	(28,636)	—	77,769	77,769	—
China Huarong Lease Financing	103,416	—	(103,416)	—	—	—	—
$157.5 Million Lease Financing	109,657	—	(109,657)	—	—	—	—
COSCO Lease Financing	61,050	—	(61,050)	—	—	—	—
2020 CMBFL Lease Financing	41,332	—	(3,242)	—	38,090	3,242	34,848
2020 TSFL Lease Financing	43,928	—	(3,321)	—	40,607	3,321	37,286
2020 SPDB-FL Lease Financing	87,111	—	(6,495)	—	80,616	6,495	74,121
2021 AVIC Lease Financing	90,913	—	(7,251)	—	83,662	7,252	76,410

2021 CMBFL Lease Financing	74,565	—	(6,520)	—	68,045	6,520	61,525
2021 TSFL Lease Financing	54,377	—	(4,380)	—	49,997	4,380	45,617
2021 CSSC Lease Financing	53,893	—	(5,262)	—	48,631	5,262	43,369
2021 $146.3 Million Lease Financing	146,250	—	(12,551)	—	133,699	13,179	120,520
2021 Ocean Yield Lease Financing	69,783	—	(5,850)	—	63,933	5,850	58,083
2022 AVIC Lease Financing	—	117,204	(4,584)	—	112,620	9,168	103,452
IFRS 16 - Leases - 3 MR (See Note 6)	29,268	—	(8,130)	—	21,138	8,622	12,516
IFRS 16 - Leases - $670.0 Million (see Note 6)	546,730	—	(70,791)	—	475,939	44,926	431,013
Unsecured Senior Notes Due 2025	70,050	359	—	42	70,451	—	70,451
Convertible Notes Due 2022	68,312	—	(69,695)	1,383	—	—	—
Convertible Notes Due 2025	202,355	—	(14,273)	(188,082)	—	—	—
	$3,145,623	$122,638	$(1,135,104)	$(184,565)	$1,948,592	$358,055	$1,590,537
Less: deferred financing fees	(24,821)	(3,044)	—	15,107	(12,758)	(1,325)	(11,433)
Less: prepaid interest expense	(3,747)	—	12	—	(3,735)	(3,735)	—
Total	$3,117,055	$119,594	$(1,135,092)	$(169,458)	$1,932,099	$352,995	$1,579,104
(1)    Relates to non-cash accretion, write-offs, amortization or other adjustments on (i) debt or lease obligations assumed as part of the 2017 merger with Navig8 Product Tankers Inc. ("NPTI"), which were recorded at fair value on the closing dates, (ii) the carrying values of certain sale and leaseback arrangements related to the notifications to exercise purchase options; (iii) our Unsecured Senior Notes Due 2025, (iv) our Convertible Notes due 2022 and Convertible Notes Due 2025 of $1.4 million and $11.3 million, respectively, and (v) the impact of the Convertible Notes Due 2025 that were converted to common stock, as discussed below.
Secured Bank Debt
Each of our secured credit facilities contains financial and restrictive covenants, which require us to, among other things, comply with certain financial tests (described below); deliver quarterly and annual financial statements and annual projections; comply with restrictive covenants, including maintaining adequate insurances; comply with laws (including environmental laws and ERISA); and maintain flag and class of our vessels. Other such covenants may, among other things, restrict consolidations, mergers or sales of our assets; require us to obtain lender approval on changes in our vessel manager; limit our ability to place liens on our assets; limit our ability to incur additional indebtedness; prohibit us from paying dividends if there is a covenant breach under the loan or an event of default has occurred or would occur as a result of payment of such dividend; or prohibit our transactions with affiliates. Furthermore, our debt agreements contain customary events of default, including cross-default provisions, as well as subjective acceleration clauses under which the debt could become due and payable in the event of a material adverse change in the Company’s business.
These secured credit facilities may be secured by, among other things:
•a first priority mortgage over the relevant collateralized vessels;
•a first priority assignment of earnings, insurances and charters from the mortgaged vessels for the specific facility;
•a pledge of earnings generated by the mortgaged vessels for the specific facility; and
•a pledge of the equity interests of each vessel owning subsidiary under the specific facility.
Each of our secured credit facilities are described below.
Credit Agricole Credit Facility
As part of the closing of the four LR1s that were acquired from NPTI in 2017, we assumed the outstanding indebtedness under a senior secured term loan with Credit Agricole (the "Credit Agricole Credit Facility"). STI Excel, STI Excelsior, STI Expedite and STI Exceed were pledged as collateral under this facility. During the year ended December 31, 2022, we repaid the aggregate outstanding indebtedness on this facility of $72.0 million in connection with the sales of these vessels.
The carrying value of the debt related to this facility (which includes the discount recorded to write the value down to its fair value as part of the purchase price allocation of the acquisition) as of December 31, 2021 was $72.8 million, and we were in compliance with the financial covenants relating to this facility as of that date.
Citibank / K-Sure Credit Facility
We assumed the outstanding indebtedness under a senior secured credit facility with Citibank N.A., London Branch, Caixabank, S.A., and K-Sure, as part of the acquisition of NPTI (the "Citibank / K-Sure Credit Facility"). Four LR1s (STI Excellence, STI Executive, STI Experience, and STI Express) were collateralized under this facility. During the year ended December 31, 2022, we repaid the aggregate outstanding indebtedness of $77.3 million in connection with the sales of these vessels.
Additionally, we had an aggregate of $4.0 million on deposit in a debt service reserve account in accordance with the terms and conditions of this facility which was released upon the repayment of this facility.
The carrying value of the debt related to this facility (which includes the discount recorded to write the value down to its fair value as part of the purchase price allocation of the acquisition) as of December 31, 2021 was $77.8 million. We were in compliance with the financial covenants relating to this facility as of that date.
Hamburg Commercial Bank Credit Facility
In November 2019, we executed an agreement with Hamburg Commercial Bank AG for a senior secured term loan facility for $43.65 million (the "Hamburg Commercial Bank Credit Facility"), of which, (i) $42.2 million (Tranche 1) was used to refinance the existing debt for STI Veneto and STI Poplar, and (ii) $1.4 million (Tranche 2) was used to finance the purchase and installation of a scrubber on STI Veneto. We refer to this facility as our Hamburg Commercial Bank Credit Facility. Tranche 1 was drawn in December 2019 and Tranche 2 was drawn in April 2020.
Both tranches of the Hamburg Commercial Bank Credit Facility mature in November 2024, bear interest at LIBOR plus a margin of 2.25% per annum and are scheduled to be repaid in equal quarterly installments of $0.8 million per quarter, in aggregate, with a balloon payment due upon maturity.
Our Hamburg Commercial Bank Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after December 31, 2018 and (ii) 50% of the net proceeds of new equity issuances occurring on or after December 31, 2018.
•Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall be: 134% of the loan outstanding.
The amounts outstanding under this facility as of December 31, 2022 and 2021 were $33.7 million and $37.0 million, respectively, and we were in compliance with the financial covenants as of those dates.
Prudential Credit Facility
In November 2019, we executed an agreement with Prudential Private Capital for a senior secured term loan facility for $55.5 million (the "Prudential Credit Facility"). The Prudential Credit Facility was fully drawn in December 2019, and a portion of the proceeds was used to refinance the outstanding indebtedness of $35.6 million for STI Clapham, STI Camden and STI Acton.
The Prudential Credit Facility has a final maturity of December 2025 and bears interest at LIBOR plus a margin of 3.00% per annum. The loan is scheduled to be repaid in monthly installments of $0.5 million per month, in aggregate, with a balloon payment due upon maturity.
Our Prudential Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall be no less than 125% of the loan outstanding.
The amounts outstanding as of December 31, 2022 and 2021 were $39.3 million and $44.8 million, respectively, and we were in compliance with the financial covenants as of those dates.
2019 DNB / GIEK Credit Facility
In November 2019, we executed a $55.5 million term loan facility with DNB Bank ASA and the Norwegian Export Credit Guarantee Agency (“GIEK”). The loan is comprised of two facilities: (i) an ECA facility of $47.2 million (which is comprised of a $41.6 million tranche which is guaranteed by GIEK, or the “GIEK Tranche”, and a $5.6 million commercial tranche or the “Commercial Bank Tranche”) and (ii) a commercial facility of $8.3 million, or the “Commercial Facility." These facilities are collectively referred to as the 2019 DNB/GIEK Credit Facility.
In March 2020, we drew $31.9 million from this facility to refinance the existing debt on STI Sloane. In December 2020, we drew $23.7 million from this credit facility to refinance the existing debt on STI Condotti.
The 2019 DNB / GIEK Credit Facility matures in July 2024. The GIEK tranche bears interest at LIBOR plus a margin of 2.50% per annum, and the Commercial Bank and Commercial Facility tranches bear interest at LIBOR plus a margin of 2.50% per annum. The 2019 DNB / GIEK Credit Facility is scheduled to be repaid in equal quarterly installments of approximately $1.8 million per quarter with a balloon payment due at maturity.
Our 2019 DNB/GIEK Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 130% of the then aggregate outstanding principal amount of the loans under the credit facility through the second anniversary of the date of the agreement and 135% at all times thereafter.
The amounts outstanding as of December 31, 2022 and 2021 were $38.3 million and $45.5 million, respectively, and we were in compliance with the financial covenants as of those dates.
BNPP Sinosure Credit Facility
In December 2019, we executed a senior secured term loan facility with BNP Paribas and Skandinaviska Enskilda Banken AB for up to $134.1 million. This loan is split into two facilities, (i) a commercial facility for up to $67.0 million (the "Commercial Facility"), and (ii) a Sinosure facility for up to $67.0 million (the "Sinosure Facility"), which was funded by the lenders under the commercial facility and insured by the China Export & Credit Insurance Corporation ("Sinosure"). These facilities are collectively referred to as the BNPP Sinosure Credit Facility.
In March 2020, we drew $42.1 million from this facility to partially finance the purchase and installation of scrubbers on 22 vessels. This borrowing is collateralized by STI Park and STI Fulham.
In June 2020, we drew $24.9 million from this facility to partially finance the purchase and installation of scrubbers on 13 vessels. This borrowing is collateralized by STI Elysees.
In September 2020, we drew $24.9 million from this facility to partially finance the purchase and installation of scrubbers on 13 vessels. This borrowing is collateralized by STI Orchard.
In December 2020, we drew down $9.6 million from our BNPP Sinosure Credit Facility to partially finance the purchase of scrubbers on five vessels. This borrowing is collateralized by STI Hackney.
In January 2021, we signed an agreement to extend the availability period under this loan facility to June 15, 2022 from March 15, 2021 (the "Extension Agreement").
In March 2021, we drew $1.9 million from our BNPP Sinosure Credit Facility to partially finance the purchase and installation of a scrubber on an MR product tanker. This borrowing is collateralized by STI Hackney.
In March and June 2022, we drew an aggregate $5.1 million from our BNPP Sinosure Credit Facility to partially finance the purchase and installation of scrubbers on two LR1 product tankers and one LR2 product tanker. This borrowing is collateralized by STI Hackney.
There are no further amounts available to be drawn on this facility as of December 31, 2022.
The Sinosure Facility and the Commercial Facility bear interest at LIBOR plus a margin of 1.80% and 2.80% per annum, respectively. The Sinosure Facility is scheduled to be repaid in 10 semi-annual installments of $5.5 million in aggregate and the Commercial Facility is scheduled to be repaid at the final maturity date of the facility, or October 2025.
Our BNPP Sinosure Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 130% of the then aggregate outstanding principal amount of the loans under the credit facility through December 31, 2022 and 135% at all times thereafter.
The amounts outstanding as of December 31, 2022 and 2021 were $80.6 million and $86.3 million, respectively, and we were in compliance with the financial covenants as of those dates.
2020 $225.0 Million Credit Facility
In May 2020, we executed the 2020 $225.0 Million Credit Facility with a group of European financial institutions. In June 2020 we drew down $101.2 million from this facility to refinance the existing debt on four LR2s (STI Savile Row, STI Spiga, STI Kingsway and STI Carnaby).
In September 2020, we drew down $43.7 million from this facility to refinance the existing debt on two LR1s (STI Pride and STI Providence).
In October and November 2020, we drew down an aggregate of $71.8 million from this facility to refinance the existing debt on three LR2 product tankers, STI Nautilus, STI Guard, and STI Gallantry.
The remaining availability of $2.2 million under the 2020 $225.0 Million Credit Facility was terminated in December 2020.
In December 2021, we closed on the sale and leaseback transactions for two LR2 product tankers (STI Gallantry and STI Guard) with Ocean Yield ASA (the “2021 Ocean Yield Lease Financing”, which is described below) and a portion of the proceeds were used to repay the aggregate outstanding indebtedness of $42.3 million relating to these vessels on the 2020 $225.0 Million Credit Facility.
During the year ended December 31, 2022, we repaid an aggregate amount of $99.1 million in connection with the sales of STI Pride, STI Providence, STI Saville Row, STI Carnaby and STI Nautilus.
This facility has a final maturity of five years from the closing date of the loan, bears interest at LIBOR plus a margin, and the remaining amounts drawn are scheduled to be repaid in equal installments of approximately $1.3 million per quarter (after taking into consideration the above mentioned repayments), in aggregate, with a balloon payment due at maturity.
Our 2020 $225.0 Million Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.4 billion.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 130% of the then aggregate outstanding principal amount of the loans outstanding and the swap exposure under the credit facility through May 2022 and 140% at all times thereafter.
The amounts outstanding as of December 31, 2022 and 2021 were $37.8 million and $145.6 million, respectively, and we were in compliance with the financial covenants as of those dates.
2021 $21.0 Million Credit Facility
In February 2021, we drew down $21.0 million on a term loan facility with a European financial institution (the "2021 $21.0 Million Credit Facility"). The proceeds of this loan facility were used to refinance the outstanding debt on STI Madison. The outstanding debt on this loan facility was repaid in full in October 2022.
The amount outstanding as of December 31, 2021 was $19.2 million, and we were in compliance with the financial covenants as of that date.
2021 $43.6 Million Credit Facility
In November 2021, we closed on a senior secured term loan facility for two LR1 product tankers (STI Precision and STI Prestige) with an international financial institution (the “2021 $43.6 Million Credit Facility”). The borrowing amount under the agreement was $43.6 million and part of the proceeds were used to refinance the aggregate outstanding indebtedness relating to these vessels.
During the year ended December 31, 2022, we repaid the aggregate outstanding indebtedness of $41.9 million on this facility in connection with the sales of STI Prestige and STI Precision.
The amount outstanding as of December 31. 2021 was $43.6 million, and we were in compliance with the financial covenants as of that date.
New loan facility commitment
In December 2022, we received a commitment from a European financial institution for a credit facility of up to $117.4 million. The credit facility is expected to be used to finance two Handymax product tankers, four MR product tankers and one LR2 product tanker. The credit facility is expected to have a final maturity of five years from the drawdown date of each vessel, and is expected to bear interest at SOFR plus a margin of 1.925% per annum.
The terms and conditions of this credit facility, including financial covenants, are similar to those set forth in our existing credit facilities. The credit facility is subject to customary conditions precedent and the execution of definitive documentation, and is expected to close in the second quarter of 2023.
Lease financing arrangements
The below summarizes the key terms of our lease financing arrangements.  For each arrangement, we have evaluated whether, in substance, these transactions are leases or merely a form of financing.  As a result of this evaluation, we have concluded that each agreement is a form of financing on the basis that each transaction is a sale and leaseback transaction which does not meet the criteria for a sale under IFRS 15.  Accordingly, the cash received in the transfer has been accounted for as a liability under IFRS 9, and each arrangement has been recorded at amortized cost using the effective interest method, with the corresponding vessels being recorded at cost, less accumulated depreciation, on our consolidated balance sheet.
The obligations set forth below are secured by, among other things, assignments of earnings and insurances and stock pledges and account charges in respect of the subject vessels. All of the financing arrangements contain customary events of default, including cross-default provisions as well as subjective acceleration clauses under which the lessor could cancel the lease in the event of a material adverse change in the Company’s business.
Ocean Yield Lease Financing
We assumed the obligations under a lease financing arrangement with Ocean Yield ASA for four LR2 tankers (STI Sanctity, STI Steadfast, STI Supreme, and STI Symphony) in connection with the September 2017 acquisition of Navig8 Product Tankers Inc. (the "Ocean Yield Lease Financing). Under this arrangement, each vessel is subject to a 13-year bareboat charter, which expires between February and August 2029 (depending on the vessel). Charterhire, which is paid monthly in advance, includes a fixed payment in addition to a quarterly adjustment based on prevailing LIBOR rates.
Monthly principal payments are approximately $0.2 million per vessel gradually increasing to $0.3 million per vessel per month until the expiration of the agreement. The interest component of the leases approximates LIBOR plus 5.40% per annum. We also have purchase options to re-acquire each of the vessels during the bareboat charter period, with the first of such options exercisable beginning at the end of the seventh year from the delivery date of the subject vessel.
We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
In September 2022, we gave notice to exercise the purchase option on STI Sanctity. The purchase option price for this vessel is $27.8 million, and the purchase closed in March 2023. In October 2022, we gave notice to exercise the purchase options on STI Steadfast and STI Supreme. The purchase option price is $27.8 million per vessel, and the purchases are expected to occur in the second and third quarters of 2023, respectively. The carrying value of the lease obligations related to these vessels has been classified as current on the consolidated balance sheet as of December 31, 2022.
The carrying values of the amounts due under this arrangement (which reflect fair value adjustments made as part of the initial purchase price allocation of the acquisition along with non-cash adjustments to the carrying values that were triggered by the September and October 2022 notifications to exercise purchase options) were $114.3 million and $126.3 million as of December 31, 2022 and 2021, respectively. We were in compliance with the financial covenants as of those dates.
BCFL Lease Financing (LR2s)
We assumed the obligations of a lease financing arrangement with Bank of Communications Finance Leasing Co Ltd., or BCFL, for three LR2 tankers (STI Solace, STI Solidarity, and STI Stability) as part of the September 2017 acquisition of NPTI (the "BCFL Lease Financing (LR2s)"). Under the arrangement, each vessel is subject to a 10-year bareboat charter which expires in July 2026. Charterhire under the arrangement is determined in advance, on a quarterly basis and is calculated by determining the payment based off of the then outstanding balance, the time to expiration and an interest rate of LIBOR plus 3.50% per annum. Using the forward interest swap curve at December 31, 2022, future monthly principal payments are estimated to be $0.3 million per vessel until the expiration of the agreement. We have purchase options to re-acquire each of the subject vessels during the bareboat charter period, with the first of such options exercisable at the end of the fourth year from the delivery date of the respective vessel. There is also a purchase obligation for each vessel upon the expiration of the agreement.
In April 2020, we executed an agreement to increase the borrowing capacity of our BCFL Lease Financing arrangements (LR2s) by up to $1.9 million per vessel to partially finance the purchase and installation of scrubbers on the above vessels. The agreement is for a fixed term of three years at the rate of up to $1,910 per vessel per day to be allocated to principal and interest.
In July 2020, we drew $1.9 million to partially finance the purchase and installation of a scrubber on one vessel, and in January 2021, we drew $3.8 million to partially finance the purchase and installation of scrubbers on two vessels.
Additionally, we have an aggregate of $0.8 million on deposit in a deposit account as of December 31, 2022 in accordance with the terms and conditions of this facility. The funds deposited in this account are not freely available and will be released upon maturity. The balance in this account has been recorded as non-current Restricted Cash on our consolidated balance sheets as of December 31, 2022 and 2021, respectively.
The carrying values of the amounts due under this arrangement (which reflect fair value adjustments made as part of the initial purchase price allocation of the acquisition) were $67.1 million and $77.6 million as of December 31, 2022 and 2021, respectively. We were in compliance with the financial covenants as of those dates.
CSSC Lease Financing and CSSC Scrubber Lease Financing
We assumed the obligations under a lease financing arrangement with CSSC (Hong Kong) Shipping Company Limited, or CSSC, for eight LR2 tankers (STI Gallantry, STI Nautilus, STI Guard, STI Guide, STI Goal, STI Gauntlet, STI Gladiator and STI Gratitude) as part of the September 2017 acquisition of Navig8 Product Tankers Inc. (the "CSSC Lease Financing").
Under the arrangement, each vessel is subject to a 10-year bareboat charter which expire throughout 2026 and 2027 (depending on the vessel). Charterhire under the arrangement is comprised of a fixed repayment amount of $0.2 million per month per vessel plus a variable component calculated at LIBOR plus 4.60% per annum. We have purchase options to re-acquire each of the subject vessels during the bareboat charter period, with the first of such options exercisable at the end of the fourth year from the delivery date of the respective vessel. There is also a purchase obligation for each vessel upon the expiration of the agreement.
Additionally, in September 2019, we executed an agreement with CSSC to increase the borrowing capacity by up to $12.5 million to partially finance the purchase and installation of scrubbers on the eight LR2s (the "CSSC Scrubber Lease Financing"). In December 2019, $11.0 million was borrowed under this arrangement to partially finance the purchase and installation of seven scrubbers, and in August 2020, we drew down $1.6 million to partially finance the purchase and installation of a scrubber on one vessel. The upsized portion of the lease financing bears interest at LIBOR plus a margin of 3.80% per annum, matures two years from the date of the drawdown and is being repaid in monthly installment payments of approximately $0.3 million in aggregate after the repayments noted below.
In October and November 2020, we repaid $81.7 million on the CSSC Lease Financing and CSSC Scrubber Lease Financing arrangements, and we paid a $1.6 million prepayment fee when we refinanced the existing debt on STI Nautilus, STI Guard, and STI Gallantry.
In September 2021, we amended and restated the terms of the CSSC Lease Financing and CSSC Scrubber Lease Financing arrangements for the remaining five LR2 vessels (STI Gratitude, STI Gladiator, STI Gauntlet, STI Guide and STI Goal). Under the terms of the amended and restated agreement, the borrowing amount increased to $140.7 million from $128.9 million at the time of the transaction (which is inclusive of scrubber financing), resulting in a net additional borrowing of $11.8 million.
The tenor of the arrangement remained unchanged with each lease scheduled to expire throughout 2026 and 2027, however the amended and restated lease contains an option to extend the lease for each vessel by an additional 24 months. The interest under the amended and restated agreement was reduced to LIBOR plus a margin of 3.50% per annum and the principal balance is scheduled to be repaid in equal installments of approximately $0.2 million per vessel per month. Each lease also contains purchase options to re-acquire each of the subject vessels beginning on the second anniversary date from the effective date of the amended agreement, with a purchase obligation for each vessel upon the expiration of each agreement.
Our CSSC Lease Financing arrangement includes a financial covenant that requires the fair market value of each vessel that is leased under this facility to at all times be no less than 125% of the applicable outstanding balance for such vessel.
This transaction was accounted for as an amendment to the original financial liability under IFRS 9 as the terms of the amended and restated arrangement were determined to not be substantially different than that of the original arrangement. Pursuant to IFRS 9, where an existing financial liability is modified, a gain or loss should be recognized as the difference between the original contractual cash flows and the modified contractual cash flows discounted using the original effective interest rate. This calculation resulted in a gain of $2.9 million, which consisted of the gain arising from the present value calculation of the modified contractual cash flows, offset by fees paid to the lessor.
The carrying values of the amounts due under the arrangement (which reflect fair value adjustments made as part of the initial purchase price allocation and of the modification) were $119.2 million and $133.0 million as of December 31, 2022 and 2021, respectively. We were in compliance with the financial covenants under these arrangements as of those dates.
BCFL Lease Financing (MRs)
In September 2017, we entered into agreements to sell and lease back five 2012 built MR product tankers (STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx) with Bank of Communications Finance Leasing Co Ltd., or BCFL, for a sales price of $27.5 million per vessel (the "BCFL Lease Financing (MRs)"). The financing for STI Topaz, STI Ruby and STI Garnet closed in September 2017, the financing for STI Onyx closed in October 2017, and the financing for STI Amber closed in November 2017. Each agreement is for a fixed term of seven years at a bareboat rate of $9,025 per vessel per day, and we have three consecutive one-year options to extend each charter beyond the initial term. Furthermore, we have the option to purchase these vessels beginning at the end of the fifth year of the agreements through the end of the tenth year of the agreements. A deposit of $5.1 million per vessel was retained by the buyers and will either be applied to the purchase price of the vessel if a purchase option is exercised, or refunded to us at the expiration of the agreement (as applicable).
In April 2020, we executed an agreement to increase the borrowing capacity of our BCFL Lease Financing arrangements (MRs) by up to $1.9 million per vessel to partially finance the purchase and installation of scrubbers on the above vessels. The agreement is for a fixed term of three years at the rate of up to $1,910 per vessel per day to be allocated to principal and interest.
In July 2020, we drew $1.9 million to partially finance the purchase and installation of a scrubber on one vessel and in January 2021, we drew $5.8 million to partially finance the purchase and installation of scrubbers on three vessels.
Our BCFL Lease Financing (MRs) includes a financial covenant that requires us to maintain that the aggregate of the fair market value of each vessel leased under the facility plus the aforementioned $5.1 million deposit shall at all times be no less than 100% of the then outstanding balance plus the aforementioned $5.1 million deposit.
The aggregate outstanding balances under this arrangement were $53.2 million and $68.9 million as of December 31, 2022 and 2021, respectively. We were in compliance with the financial covenants as of those dates.
2018 CMBFL Lease Financing
In July 2018, we executed an agreement to sell and leaseback six MR product tankers (STI Battery, STI Milwaukee, STI Tribeca, STI Bronx, STI Manhattan, and STI Seneca) to CMB Financial Leasing Co., Ltd (the "2018 CMBFL Lease Financing"). The aggregate borrowing amount under the arrangement was $141.6 million and the sales closed in August 2018.
Each agreement was for a fixed term of eight years, bearing interest at LIBOR plus a margin of 3.20% per annum, and we had options to purchase the vessels at the start of the fourth year of each agreement. In December 2019, we amended and restated the agreement to increase the borrowing capacity to partially finance the purchase and installation of scrubbers on the six MRs that were then part of the agreement. In May 2020, we drew an aggregate of $10.1 million under the scrubber portion of the 2018 CMBFL Lease Financing to partially finance the purchase and installation of scrubbers on the six MRs. The upsized portion of the lease financing had a final maturity of 3.5 years after the first drawdown, bearing interest at LIBOR plus a margin of 3.10% per annum
In December 2022, we exercised the purchase options on all of the vessels in this arrangement and repaid the aggregate outstanding lease obligation (including the scrubber upsized portion) of $99.0 million as part of these transactions.
The aggregate amount outstanding, which included the scrubber and non-scrubber portions, was $112.0 million as of December 31, 2021. We were in compliance with the financial covenants under these arrangements as of that date.
$116.0 Million Lease Financing
In August 2018, we executed an agreement to sell and leaseback two MR product tankers (STI Gramercy and STI Queens) and two LR2 product tankers (STI Oxford and STI Selatar) in two separate transactions to an international financial institution (the "$116.0 Million Lease Financing"). The net borrowing amount (which reflects the selling price less deposits and commissions to the lessor) under the arrangement was $114.8 million in aggregate, consisting of $23.8 million per MR and $33.7 million per LR2.
Under the terms of these agreements, we bareboat chartered-in the vessels for a period of seven years at $7,935 per day for each MR and $11,040 per day for each LR2 (which included both the principal and interest components of the lease). The leases also contained purchase options beginning at the end of the third year of each agreement, and a purchase obligation for each vessel upon the expiration of each agreement.
In April 2020, we executed agreements to increase the borrowing capacity of four vessels under our $116.0 Million Lease Financing by up to $1.9 million per vessel to partially finance the purchase and installation of scrubbers on these vessels. Each agreement was for a fixed term of three years at the rate of up to $1,910 per vessel per day which was allocated to principal and interest. In July 2020, we drew $5.7 million to partially finance the purchase and installation of scrubbers on three vessels. In January 2021, we drew $1.9 million to partially finance the purchase and installation of scrubbers on one vessel.
In May and June 2022, we exercised the purchase options on all of the vessels under this arrangement repaid the outstanding indebtedness (including the scrubber portion) of $90.2 million related to these vessels as part of these transactions. These vessels were refinanced under the 2022 AVIC Lease Financing (described below) as part of these transactions.
The amounts outstanding, which included the scrubber and non-scrubber portions, was $95.8 million as of December 31, 2021, and we were in compliance with the financial covenants as of that date.
AVIC Lease Financing
In July 2018, we executed an agreement to sell and leaseback three MR product tankers (STI Ville, STI Fontvieille and STI Brooklyn) and two LR2 product tankers (STI Rose and STI Rambla) to AVIC International Leasing Co., Ltd. (the "AVIC Lease Financing"). The borrowing amounts under the arrangement were $24.0 million per MR and $36.5 million per LR2 ($145.0 million in aggregate). These transactions closed in August and September 2018.
Each agreement is for a fixed term of eight years, and we have options to purchase the vessels beginning at the end of the second year of each agreement. The leases bear interest at LIBOR plus a margin of 3.70% per annum and are scheduled to be repaid in quarterly principal installments of $0.5 million per MR and $0.8 million per LR2. Each agreement also has a purchase obligation at the end of the eighth year, which is equal to the outstanding principal balance at that date.
Additionally, in February 2020, we executed an agreement to upsize the AVIC Lease Financing arrangement to finance the purchase and installation of scrubbers on two MRs (STI Fontvieille and STI Brooklyn) and two LR2s (STI Rose and STI Rambla) that are part of this arrangement. The upsized portion of the lease financing was to be used to finance up to the lesser of 80% of the purchase and installation price of the scrubbers or 80% of the appreciated value of the vessel. In December 2020, we drew $4.6 million from the upsized portion of this arrangement to partially finance the purchase and installation of scrubbers on three vessels that are currently part of this arrangement, one MR (STI Brooklyn) and two LR2s (STI Rose and STI Rambla). The upsized portion of the lease financing has a final maturity of three years after the first drawdown, bears interest at LIBOR plus a margin of 4.20% per annum and is scheduled to be repaid in quarterly principal payments of approximately $0.4 million, in aggregate, for all three vessels.
In February 2022, we repaid $17.2 million in connection with the sale of STI Fontvieille.
In September 2022, we gave notice to exercise the purchase option on the remaining four vessels. The carrying value of the lease obligations related to these vessels has been classified as current on the consolidated balance sheet as of December 31, 2022. The purchases closed in January 2023 (see Note 23 Subsequent Events).
We were subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:
•The ratio of net debt to total capitalization no greater than 0.70 to 1.00.
•Consolidated tangible net worth of no less than $650.0 million.
•The fair market value of each grouped vessels (MRs or LR2s) leased under the facility shall at all times be no less than 110% of the outstanding balance for such grouped vessels (MRs or LR2s).
The outstanding amounts, which include the scrubber and non-scrubber portions, were $77.8 million and $106.4 million as of December 31, 2022 and 2021, respectively, and we were in compliance with the financial covenants as of those dates.
China Huarong Lease Financing
In August 2018, we closed on the sale and leaseback of six 2014 built MR product tankers, (STI Opera, STI Virtus, STI Venere, STI Aqua, STI Dama, and STI Regina) to China Huarong Shipping Financial Leasing Co., Ltd. (the "China Huarong Lease Financing"). The borrowing amount under the arrangement was $144.0 million in aggregate.
Each agreement was for a fixed term of eight years, bearing interest at LIBOR plus a margin of 3.50% per annum, with options to purchase the vessels beginning at the end of the third year of each agreement. Each agreement also had a purchase obligation at the end of the eighth year, which was equal to the outstanding principal balance at that date.
In September 2020 we received a commitment to upsize this arrangement by $2.0 million per vessel to partially finance the purchase and installation of scrubbers on these vessels. In January 2021, we executed the agreements on five of the vessels (STI Virtus, STI Venere, STI Aqua, STI Dama, and STI Regina) and drew down $10.0 million under the upsized portion of this arrangement.
In August 2022, we exercised the purchase options on all six 2014 built MR product tankers under this arrangement and repaid the aggregate outstanding lease obligation of $95.0 million (including the scrubber portion) as part of these transactions.
The aggregate outstanding balances under this arrangement was $103.4 million as of December 31, 2021, and we were in compliance with the financial covenants relating to this facility as of that date.
$157.5 Million Lease Financing
In October 2018, we sold and leased back six MR product tankers (STI San Antonio, STI Benicia, STI St. Charles, STI Yorkville, STI Mayfair and STI Duchessa) and one LR2 product tanker (STI Alexis) to an international financial institution (the "$157.5 Million Lease Financing"). The borrowing amount under the arrangement was $157.5 million in aggregate, and these sales closed in October 2018.
Each agreement was for a fixed term of seven years, bearing interest at LIBOR plus a margin of 3.00% per annum with options to purchase the vessels beginning at the end of the third year of each agreement. Each agreement also had a purchase obligation at the end of the seventh year (which was equal to the outstanding principal balance at that date).
In July 2022, we closed on the sale of the MR tanker, STI Benicia. In advance of the closing of the sale, we repaid the aggregate outstanding lease obligation of $14.2 million relating to this vessel in June 2022.
In December 2022, we exercised the purchase options on all of the vessels under this leasing arrangement and repaid the aggregate outstanding lease obligation of $85.8 million as part of these transactions.
The amount outstanding was $109.7 million as of December 31, 2021, and we were in compliance with the financial covenants as of that date.
COSCO Lease Financing
In September 2018, we executed an agreement to sell and leaseback two Handymax product tankers (STI Battersea and STI Wembley) and two MR product tankers (STI Texas City and STI Meraux) to Oriental Fleet International Company Limited (the "COSCO Lease Financing"). The amounts borrowed under the arrangement were $21.2 million for each of the Handymax vessels and $22.8 million for each of the MR vessels ($88.0 million in aggregate).
Each agreement was for a fixed term of eight years, bearing interest at LIBOR plus a margin of 3.60% per annum with options to purchase the vessels beginning at the end of the second year of each agreement. Each agreement also had a purchase obligation at the end of the eighth year, which was equal to the outstanding principal balance at that date.
In December 2022, we exercised the purchase options on all vessels on the COSCO Lease Financing and repaid the aggregate outstanding lease obligation of $55.3 million as part of these transactions.
The amount outstanding was $61.1 million as of December 31, 2021, and we were in compliance with the financial covenants as of that date.
2020 CMBFL Lease Financing
In September 2020, we executed an agreement with CMB Financial Leasing Co., Ltd to sell and leaseback two MR product tankers (STI Leblon and STI Bosphorus). The aggregate borrowing amount under the arrangement was $45.4 million, which was drawn in September 2020 (the "2020 CMBFL Lease Financing").
Each agreement is for a fixed term of seven years, and we have options to purchase the vessels beginning on the third anniversary of the delivery date of each agreement. The leases bear interest at LIBOR plus a margin of 3.20% per annum and are being repaid in equal quarterly principal installments of $0.4 million per vessel. Each agreement also has a purchase option at the end of the seventh year (which is equal to the outstanding principal balance at that date). We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The fair market value of each vessel leased under the facility shall at all times be no less than 120% of the outstanding balance for such vessel.
The amounts outstanding were $38.1 million and $41.3 million as of December 31, 2022 and 2021, respectively, and we were in compliance with the financial covenants as of those dates.
2020 TSFL Lease Financing
In November 2020, we executed an agreement with Taiping & Sinopec Financial Leasing Co., Ltd. (the "2020 TSFL Lease Financing") to sell and leaseback two MR product tankers (STI Galata and STI La Boca). The aggregate borrowing amount under the arrangement was $47.3 million, which was drawn in November 2020.
Each agreement is for a fixed term of seven years and we have options to purchase the vessels beginning on the third anniversary of the delivery date of each agreement. The leases bear interest at LIBOR plus a margin of 3.20% per annum and will be repaid in equal quarterly principal installments of $0.4 million per vessel. Each agreement also has a purchase obligation at the end of the seventh year (which is equal to the outstanding principal balance at that date). We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion.
•The fair market value of each vessel leased under the facility shall at all times be no less than 115% of the outstanding balance for such vessel.
The amounts outstanding were $40.6 million and $43.9 million as of December 31, 2022 and 2021, respectively, and we were in compliance with the financial covenants as of those dates.
2020 SPDBFL Lease Financing
In November 2020, we executed an agreement with SPDB Financial Leasing Co., Ltd to sell and leaseback four MR product tankers (STI Donald C Trauscht, STI Esles II, STI San Telmo, and STI Jardins). The aggregate borrowing amount under the arrangement was $96.5 million, which was drawn in November and December 2020 (the "2020 SPDBFL Lease Financing").
The agreements for STI Donald C Trauscht and STI San Telmo are for a fixed term of seven years. The agreements for STI Esles and STI Jardins are for a fixed term of eight years. Each of the agreements have options to purchase the vessels beginning on the third anniversary of the delivery date of each agreement. The leases bear interest at LIBOR plus a margin of 3.05% per annum and will be repaid in equal quarterly principal installments of $0.4 million per vessel. Each agreement also has a purchase obligation at the end of their term (which is equal to the outstanding principal balance at that date). Additionally, coinciding with the first payment dates in the first quarter of 2021, we were required to deposit with the lessor 3% of the borrowing amount, or $2.9 million in aggregate. We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:
•The ratio of net debt to total capitalization no greater than 0.70 to 1.00.
•Consolidated tangible net worth of no less than $650.0 million.
•The fair market value of each vessel leased under the facility shall at all times be no less than 115% of the outstanding balance for such vessel.
The carrying values of the amounts due under the arrangement (net of the deposits made during 2021) were $80.6 million and $87.1 million as of December 31, 2022 and 2021, respectively, and we were in compliance with the financial covenants as of those dates.
2021 AVIC Lease Financing
In February 2021, we closed on the sale and leaseback of two vessels (STI Memphis and STI Soho) with AVIC International Leasing Co., Ltd. for aggregate proceeds of $44.2 million (the “2021 AVIC Lease Financing”). In March 2021, we closed on the sale and leaseback of two additional vessels (STI Lombard and STI Osceola) under the 2021 AVIC Lease Financing for aggregate proceeds of $53.1 million.
Under the 2021 AVIC Lease Financing, each vessel is subject to a nine-year bareboat charter-in agreement. The lease financings bear interest at LIBOR plus a margin of 3.45% per annum and are scheduled to be repaid in equal aggregate quarterly repayments of approximately $1.8 million. Each agreement contains purchase options to re-acquire each of the subject vessels beginning on the second anniversary date from the delivery date of the respective vessel, with a purchase obligation upon the expiration of each agreement. Additionally, we are required to deposit with the lessor 1% of the borrowing amount, or $1.0 million in aggregate.
Our 2021 AVIC Lease Financing includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.70 to 1.00.
•Consolidated tangible net worth shall always exceed $650.0 million.
•The aggregate of the fair market value of the vessels provided as collateral under the lease financing shall at all times be no less than 115% of the then aggregate outstanding principal amount on or before the third anniversary date of the delivery of the vessel and 120% thereafter.
The carrying values of the amounts due under the arrangement (net of the deposits made during 2021) were $83.7 million and $90.9 million as of December 31, 2022 and 2021, respectively, and we were in compliance with the financial covenants as of those dates.
2021 CMBFL Lease Financing
In March 2021, we received a commitment to sell and leaseback four Handymax vessels (STI Comandante, STI Brixton, STI Pimlico and STI Finchley) and one MR (STI Westminster) from CMB Financial Leasing Co. Ltd, or CMBFL (the "2021 CMBFL Lease Financing"). In March 2021, we closed on the sale and leaseback of the four aforementioned Handymax vessels under the 2021 CMBFL Lease Financing for aggregate proceeds of $58.8 million. In April 2021, we closed on the sale and leaseback of STI Westminster for aggregate proceeds of $20.25 million.
Under the 2021 CMBFL Lease Financing, each vessel is subject to a seven-year bareboat charter-in agreement. The lease financings bear interest at LIBOR plus a margin of 3.25% per annum for the Handymax vessels and 3.20% per annum for the MR vessel. Principal payments on the leases are being repaid in equal quarterly installments of $0.3 million per Handymax vessel and $0.4 million for the MR vessel with each agreement having a purchase option at the end of each term (which is equal to the outstanding principal balance at that date). Each agreement contains purchase options to re-acquire each of the subject vessels beginning on the third anniversary date from the delivery date of the respective vessel, with a purchase option for each vessel upon the expiration of each agreement.
Our 2021 CMBFL Lease Financing includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The fair market value of each vessel leased under the facility shall at all times be no less than 120% of the outstanding balance for such vessel.
The amounts outstanding were $68.0 million and $74.6 million as of December 31, 2022 and 2021, respectively, and we were in compliance with the financial covenants as of those dates.
2021 TSFL Lease Financing
In March 2021, we closed on the sale and leaseback of three MR vessels (STI Black Hawk, STI Notting Hill and STI Pontiac) with Taiping & Sinopec Financial Leasing Co., Ltd. for aggregate proceeds of $57.7 million (the "2021 TSFL Lease Financing").
Under the 2021 TSFL Lease Financing, each vessel is subject to a seven-year bareboat charter-in agreement. The lease financings bear interest at LIBOR plus a margin of 3.20% per annum and are scheduled to be repaid in equal quarterly principal installments of approximately $0.4 million per vessel. Each agreement contains purchase options to re-acquire each of the subject vessels beginning on the second anniversary date from the delivery date of the respective vessel, with a purchase option for each vessel upon the expiration of each agreement.
Our 2021 TSFL Lease Financing includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion.
•The fair market value of each vessel leased under the facility shall at all times be no less than 115% of the outstanding balance for such vessel.
The amounts outstanding were $50.0 million and $54.4 million as of December 31, 2022 and 2021, respectively, and we were in compliance with the financial covenants as of that date.
2021 CSSC Lease Financing
In May 2021, we closed on the sale and leaseback of two LR2 vessels (STI Grace and STI Jermyn) with CSSC (Hong Kong) Shipping Company Limited (the "2021 CSSC Lease Financing") for aggregate proceeds of $57.4 million.
Under the 2021 CSSC Lease Financing, each vessel is subject to a six-year bareboat charter-in agreement. The lease financings bear interest at LIBOR plus a margin of 3.50% per annum and are scheduled to be repaid in equal principal installments of approximately $0.2 million per vessel per month. Each agreement contains purchase options beginning on the second anniversary date from the delivery date of the respective vessel, with a purchase obligation for each vessel upon the expiration of each agreement.
Our 2021 CSSC Lease Financing includes a covenant that requires that the fair market value of each vessel leased under the facility shall at all times be no less than 125% of the outstanding balance for such vessel.
The amounts outstanding were $48.6 million and $53.9 million as of December 31, 2022 and 2021, respectively and we were in compliance with the financial covenants as of those dates.
2021 $146.3 Million Lease Financing
In November 2021, we closed on the sale and leaseback transactions for four LR2 product tankers (STI Connaught, STI Winnie, STI Lauren and STI Broadway) and two Handymax product tankers (STI Rotherhithe and STI Hammersmith) with an international financial institution (the “2021 $146.3 Million Lease Financing”). The borrowing amount under the agreement was $146.3 million in aggregate.
Under this lease financing arrangement, each vessel is subject to a seven-year bareboat charter-in agreement. The lease financings bear interest at LIBOR plus a margin of 3.30% per annum and are scheduled to be repaid in equal quarterly principal installments of approximately $0.7 million on three LR2 vessels, $0.6 million on one LR2 vessel and $0.4 million per Handymax vessel. Each agreement contains purchase options beginning at the end of the second year with a purchase obligation for each vessel upon the expiration of each agreement.
We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2018 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2018.
•Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The fair market value of each vessel leased under the facility shall at all times be no less than 110% of the outstanding balance for such vessel.
The amounts outstanding were $133.7 million and $146.3 million as of December 31, 2022 and 2021, respectively, and we were in compliance with the financial covenants as of those dates.
2021 Ocean Yield Lease Financing
In December 2021, we closed on the sale and leaseback transactions for two LR2 product tankers (STI Gallantry and STI Guard) with Ocean Yield ASA (the “2021 Ocean Yield Lease Financing”). The borrowing amount under the agreements was $70.2 million in aggregate.
Under this lease financing arrangement, each vessel is subject to a ten-year bareboat charter-in agreement. The lease financings bear interest at LIBOR plus a margin per annum and are scheduled to be repaid in equal monthly principal installments of approximately $0.2 million per vessel. Each agreement contains purchase options to re-acquire each of the subject vessels on the fourth, fifth, and seventh anniversary dates from the effective date of each agreement, with a purchase obligation for each vessel upon the expiration of each agreement.
We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
The amounts outstanding were $63.9 million and $69.8 million as of December 31, 2022 and 2021, respectively, and we were in compliance with the financial covenants as of those dates.
2022 AVIC Lease Financing
In May and June 2022, we closed on the sale and leaseback of two MR product tankers (STI Gramercy and STI Queens) and two LR2 product tankers (STI Selatar and STI Oxford) with AVIC International Leasing Co., Ltd. for aggregate proceeds of $118.4 million (the “2022 AVIC Lease Financing”). We repaid the outstanding indebtedness of $90.2 million related to these vessels on the $116.0 Million Lease Financing as part of these transactions.
Under the 2022 AVIC Lease Financing, each vessel is subject to a nine-year bareboat charter-in agreement. The lease financings bear interest at LIBOR plus a margin of 3.50% per annum and are scheduled to be repaid in equal aggregate quarterly repayments of approximately $2.3 million. Each agreement contains purchase options to re-acquire each of the subject vessels beginning on the second anniversary date from the delivery date of the respective vessel, with a purchase obligation upon the expiration of each agreement. Additionally, we were required to deposit with the lessor 1% of the borrowing amount, or $1.2 million in aggregate.
Our 2022 AVIC Lease Financing includes financial covenants that require us to maintain:
•Net debt to total capitalization shall not equal or exceed 70%.
•Net worth shall always exceed $650.0 million.
•The aggregate of the fair market value of the vessels provided as collateral under the lease financing shall at all times be no less than 110% of the then aggregate outstanding principal amount.
The carrying value of the amount due under the arrangement (net of the deposits made during 2022) was $112.6 million as of December 31, 2022, and we were in compliance with the financial covenants as of that date.
Unsecured debt
Senior Notes Due 2025
In May 2020, we issued $28.1 million aggregate principal amount of 7.00% senior unsecured notes due June 30, 2025, or our "Senior Notes Due 2025", in an underwritten public offering. This amount includes $3.1 million related to the partial exercise of the underwriters’ option to purchase additional Senior Notes due 2025 under the same terms and conditions. The aggregate net proceeds were approximately $26.5 million after deducting underwriting commissions and offering expenses.
In January 2021, we entered into a note distribution agreement (the "Distribution Agreement") with B. Riley Securities, Inc. as the sales agent (the "Agent") under which we may offer and sell, from time to time, up to an additional $75.0 million aggregate principal amount of our Senior Notes Due 2025 (the "Additional Notes").
Any Additional Notes sold were issued under that certain indenture pursuant to which we previously issued $28.1 million aggregate principal amount our Senior Notes Due 2025, on May 29, 2020 (the "Initial Notes"). The Additional Notes have the same terms as the Initial Notes (other than date of issuance), form a single series of debt securities with the Initial Notes and have the same CUSIP number and were fungible with the Initial Notes immediately upon issuance, including for purposes of notices, consents, waivers, amendments and any other action permitted under the aforementioned indenture. The Senior Notes Due 2025 are listed on the NYSE under the symbol “SBBA.”
During the year ended December 31, 2021, we issued $42.1 million aggregate principal amount of Senior Notes Due 2025 under the program, resulting in $41.2 million in aggregate net proceeds (net of underwriters commissions and expenses)
The Senior Notes Due 2025 bear interest at a coupon rate of 7.0% per year, payable quarterly in arrears on the 30th day of March, June, September, and December of each year. Coupon payments commenced on June 30, 2020. We may redeem the Senior Notes Due 2025 in whole or in part, at our option, at any time (i) on or after June 30, 2022 and prior to June 30, 2023, at a redemption price equal to 102% of the principal amount to be redeemed, (ii) on or after June 30, 2023 and prior to June 30, 2024, at a redemption price equal to 101% of the principal amount to be redeemed, and (iii) on or after June 30, 2024 and prior to maturity, at a redemption price equal to 100% of the principal amount to be redeemed, in each case plus accrued and unpaid interest to, but excluding, the redemption date.
The Senior Notes Due 2025 are a senior unsecured obligation and rank equally with all of our existing and future senior unsecured and unsubordinated debt, are effectively subordinated to our existing and future secured debt, to the extent of the value of the assets securing such debt, and are structurally subordinated to all existing and future debt and other liabilities of our subsidiaries. No sinking fund is provided for the Senior Notes Due 2025. The Senior Notes Due 2025 were issued in minimum denominations of $25.00 and integral multiples of $25.00 in excess thereof.
The Senior Notes Due 2025 require us to comply with certain covenants, including financial covenants, restrictions on consolidations, mergers or sales of assets and prohibitions on paying dividends or returning capital to equity holders if a covenant breach or an event of default has occurred or would occur as a result of such payment.
The financial covenants under our Senior Notes Due 2025 include:
•Net borrowings shall not equal or exceed 70% of total assets.
•Net worth shall always exceed $650.0 million.
The carrying values of the Senior Notes Due 2025 (net of unamortized net discount on the Additional Notes issued at market price during 2021) were $70.5 million and $70.1 million as of December 31, 2022 and 2021, respectively, and we were in compliance with the financial covenants relating to the Senior Notes Due 2025 as of those dates.
Convertible Notes Due 2022
In May 2018 and July 2018, we exchanged $188.5 million and $15.0 million, respectively, in aggregate principal amount of our 3.00% senior Convertible Notes due 2019 for $188.5 million and $15.0 million, respectively, in aggregate principal amount of newly issued unsecured Convertible Notes due 2022 bearing interest at 3.00%, or our "Convertible Notes Due 2022". The Convertible Notes Due 2022 issued in July 2018 had identical terms, were fungible with and were part of the series of Convertible Notes Due 2022 issued in May 2018. Interest was payable semi-annually in arrears on November 15 and May 15 of each year, beginning on November 15, 2018. The Convertible Notes Due 2022 matured on May 15, 2022, and the aggregate outstanding principal amount was repaid in cash upon maturity.
Upon the May and July 2018 issuances, we determined the initial carrying values of the liability components of the Convertible Notes Due 2022 to be $154.3 million and $12.2 million, respectively, based on the fair value of a similar liability that does not have any associated conversion feature. We utilized recent pricing (with adjustments made to align the tenor) on our (i) unsecured senior unsecured notes due 2019 bearing interest at 8.25% (which were repaid in March 2019), (ii) Senior Notes Due 2020 and (iii) the pricing on recently issued unsecured bonds in the shipping sector as the basis for this determination. The difference between the fair value of the liability component and the face value of the Convertible Notes Due 2022 was amortized over the term of the Convertible Notes Due 2022 under the effective interest method and recorded as part of financial expenses. The residual values (the conversion feature) of $34.2 million and $2.8 million, respectively, were recorded to Additional paid-in capital upon issuance.
Between July 1, 2020 and September 30, 2020, we repurchased $52.3 million face value of our Convertible Notes Due 2022 at an average price of $894.12 per $1,000 principal amount, or $46.7 million. As a result of these repurchases, we reduced the liability component of the Convertible Notes Due 2022 by $47.7 million and we recorded a $1.0 million gain on repurchase of Convertible Notes within the consolidated statement of income or loss.
In March 2021 and June 2021, we completed the exchange of approximately $62.1 million and $19.4 million, respectively, in aggregate principal amount of Convertible Notes Due 2022 for approximately $62.1 million and $19.4 million, respectively in aggregate principal amount of new 3.00% Convertible Notes due 2025 (the "Convertible Notes Due 2025", which are described below) pursuant to separate, privately negotiated, agreements with certain holders of the Convertible Notes Due 2022, which we refer to as the 2021 Convertible Notes Exchanges.
We accounted for the 2021 Convertible Notes Exchanges as extinguishments of the original financial liability and the recognition of a new liability on the basis that the terms of the Convertible Notes Due 2022 were substantially different to the terms of the Convertible Notes Due 2025. We recorded an aggregate loss on the extinguishment of the Convertible Notes Due 2022 of $5.5 million as a result of the 2021 Convertible Notes Exchanges, which primarily arose from (i) the difference between the carrying value and the face value of the Convertible Notes Due 2022 on the date of the exchange, and (ii) transaction costs directly attributable to the 2021 Convertible Notes Exchanges. We also determined that the fair value of the equity component of the exchanged portion of the Convertible Notes Due 2022 was approximately $1.5 million. This amount was recorded as a reduction to additional paid-in capital as a result of the 2021 Convertible Notes Exchanges
The carrying value of the liability component of the Convertible Notes Due 2022 as of December 31, 2021 was $68.3 million. We incurred $0.8 million of coupon interest and $1.4 million of non-cash accretion during the year ended December 31, 2022. We incurred $2.8 million of coupon interest and $4.7 million of non-cash accretion during the year ended December 31, 2021. We were in compliance with the covenants related to the Convertible Notes Due 2022 as of December 31, 2021.
Convertible Notes Due 2025
As mentioned above, we completed the 2021 Convertible Notes Exchanges in March 2021 and June 2021. Additionally, in March 2021 and June 2021, we issued and sold $76.1 million and $42.4 million, respectively, in aggregate principal amount of Convertible Notes Due 2025 pursuant to separate, privately negotiated, agreements with certain investors in a private offering, which we refer to as the 2021 Convertible Notes Offerings. The Convertible Notes Due 2025 that were issued and sold in June 2021 as part of the 2021 Convertible Notes Offerings were issued at 102.25% of par, or $43.3 million, plus accrued interest.
The Convertible Notes Due 2025 that were issued in June 2021 had the same terms as (other than date of issuance), formed a single series of debt securities with, had the same CUSIP number and were fungible with, the Convertible Notes Due 2025 that were issued in March 2021, including for purposes of notices, consents, waivers, amendments and any other action permitted under the Indenture.
Upon the March 2021 and June 2021 issuances, we determined the initial carrying value of the liability component of the Convertible Notes Due 2025, to be $132.9 million and $60.8 million, respectively. This determination was based on the fair value of a similar liability that does not have any associated conversion feature. We utilized the market pricing on unsecured bonds in the shipping sector as the basis for this determination. The residual value, attributable to the conversion feature, of $5.3 million and $2.4 million, was recorded to Additional paid-in capital upon the March 2021 and June 2021 issuances, respectively. The difference between the fair value of the liability component and the face value of the Convertible Notes Due 2025 was accreted over the term of the Convertible Notes Due 2025 under the effective interest method and recorded as part of financial expenses.
The Convertible Notes Due 2025 were our senior, unsecured obligations bearing coupon interest at a rate of 3.00% per annum. Interest was payable semi-annually in arrears on May 15 and November 15 of each year, beginning on May 15, 2021. Additionally, commencing in March 2021, principal accreted on the principal amount, compounded semi-annually, at a rate equal to approximately 5.5202% per annum, which principal amount, together with any accretions thereon, is the “Accreted Principal Amount”. The Accreted Principal Amount at maturity was expected equal 125.3% of par, which together with the 3.00% coupon interest rate, compounds to a yield-to-maturity of approximately 8.25%. The Accreted Principal Amount feature accreted over the term of the Convertible Notes Due 2025 under the effective interest method and was recorded as part of financial expenses.
In May 2022, we repurchased an aggregate $10.8 million face value of our Convertible Notes Due 2025 in the open market at an average price of $1,158.94 per $1,000 principal amount, or $12.6 million. The consideration paid included the Accreted Principal Amount, which accrued since the issuance date and equaled approximately 106% of par at the May repurchase dates.
In July 2022, we repurchased $1.5 million face value of our Convertible Notes Due 2025 in the open market at an average price of $1,145.00 per $1,000.00 principal amount, or $1.7 million. The consideration paid includes the Accreted Principal Amount, which has accrued since the issuance date and equaled approximately 107% as of the repurchase date.
As a result of these transactions, we reduced the liability and equity (the value of the conversion feature) components of the Convertible Notes Due 2025 by $12.8 million and $2.0 million, respectively, and recorded a gain of $0.5 million.
Pursuant to section 16.01 of the indenture dated March 25, 2021, we may, subject to certain exceptions, redeem the Convertible Notes Due 2025 for cash, if at any time the per share volume-weighted average price of our common shares equals or exceeds 125.4% of the conversion price then in effect on (i) each of at least 20 trading days (whether or not consecutive) during the 30 consecutive trading days ending on, and including, the trading day immediately before the applicable redemption date; and (ii) the trading day immediately before such date of the redemption notice.
In November 2022, we sent a notice of redemption to all holders of the Convertible Notes Due 2025 pursuant to Section 16.01. Holders were entitled to convert their notes into shares of common stock of the Company at any time prior to the Redemption Date (of December 1, 2022), at a conversion rate equal to 30.6806 common shares per $1,000 principal amount of each note. This conversion rate consisted of (i) the conversion rate then in effect of 27.5281 common shares per $1,000 principal amount of each note (after giving effect to a recently declared dividend of $0.10 per common share with a record date of November 17, 2022), plus (ii) 3.1525 additional common shares per $1,000 principal amount pursuant to Section 14.03 of the indenture which increases the conversion rate in the event of a make-whole fundamental change as defined in the indenture.
All of the holders of the Convertible Notes Due 2025 fully converted their notes prior to the Redemption Date, resulting in the issuance of 5,757,698 common shares to settle all amounts outstanding, including accrued but unpaid interest.
As it was expected that all holders would convert their notes into shares, the economic substance of the exercise of the early redemption feature was a forced conversion. Therefore, no adjustments to the carrying amounts were made on the announcement of the early redemption. In accordance with IAS 32, we de-recognized the liability component and recognized it as equity, without any gain or loss recorded in profit or loss. The carrying value of the debt at the time of conversions was $198.9 million comprised of: (i) principal (which included the par value and the Accreted Principal Amount which had accrued since the March 2021 issuance date) of $205.1 million; (ii) less, unamortized deferred financing costs of $2.1 million; (iii) less, unamortized value attributable to the conversion feature, net of unamortized premium, of $4.2 million; and (iv) accrued coupon interest of $0.1 million.
The Convertible Notes Due 2025 were scheduled mature on May 15, 2025. The conversion rate of the Convertible Notes Due 2025 was initially 26.6617 common shares per $1,000 principal amount of Convertible Notes Due 2025 (equivalent to an initial conversion price of approximately $37.507 per common share), and was subject to adjustment upon the occurrence of certain events as set forth in the indenture governing the Convertible Notes Due 2025 (such as the payment of dividends).
The table below details the dividends issued during the years ended December 31, 2022 and 2021 and the corresponding effect on the conversion rate of the Convertible Notes Due 2025:

Record Date	Dividends per share	Share Adjusted Conversion Rate (1)
March 2, 2021	$0.10	26.6617
May 21, 2021	$0.10	26.7879
September 9, 2021	$0.10	26.9419
December 3, 2021	$0.10	27.1571
March 2, 2022	$0.10	27.3142
May 20, 2022	$0.10	27.4083
August 11, 2022	$0.10	27.4723
November 17, 2022	$0.10	27.5281
    (1) Per $1,000 principal amount of the Convertible Notes.
The carrying value of the liability component of the Convertible Notes Due 2025 as of December 31, 2021 was $202.4 million and we were in compliance with the covenants related to the Convertible Notes Due 2025 as of that date. We incurred $4.1 million of coupon interest and $8.6 million of non-cash accretion (inclusive of the Accreted Principal Amount of $8.1 million) during the year ended December 31, 2021. We incurred $5.2 million of coupon interest and $11.3 million of non-cash accretion (inclusive of the Accreted Principal Amount of $9.8 million) during the year ended December 31, 2022.